Borrowings - Repayment Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Borrowings Repayment Schedule
Principal repayments of the borrowings	$ 1,099,735
Fair value of bank facilities	$ 1,099,735
Average
Borrowings Repayment Schedule
Interest rate	2.40%	3.10%
Not later than one year
Borrowings Repayment Schedule
Principal repayments of the borrowings	$ 103,493
Later than one year and not later than three years
Borrowings Repayment Schedule
Principal repayments of the borrowings	410,810
Later than three years and not later than five years
Borrowings Repayment Schedule
Principal repayments of the borrowings	526,485
Later than five years
Borrowings Repayment Schedule
Principal repayments of the borrowings	$ 58,947